[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

September 30, 2002

CMA Money Fund

www.mlim.ml.com

DEAR SHAREHOLDER:

For the six months ended September 30, 2002, CMA Money Fund paid shareholders a net annualized yield of 1.50%.* As of September 30, 2002, the Fund's 7-day yield was 1.41%.

Economic Environment

By September 30, 2002, the U.S. economy appeared to be on track for growth of roughly 3%, as second quarter growth seemed to have moderated significantly following robust gains in the first quarter of 2002. The final revision for first quarter gross domestic product (GDP) growth was 5%, but based on the latest revision, GDP grew at only 1.3% for the second quarter of 2002. The U.S. consumer supported GDP growth during the first half of the year, but this trend may be showing signs of strain. In August 2002, equity markets briefly recovered some of their steep losses incurred during July, but that trend reversed in September, posing a continued threat to consumer confidence. A pullback in spending over the next few months could heighten speculation that we might see a double-dip recession. However, triggered by lower interest rates, the housing market remains robust as housing starts, new home sales and the Mortgage Refinance Index have all continued to grow at above-average levels. Signs of an improving economy were once thought to be in place, however, the strength of the resilient consumer continues to be tested by a myriad of external market factors.

The effect of economic data has been muted in light of other events that have been of greater importance to the market. The short end of the U.S. Treasury market has been subject to a safe-haven trade over the past few months. The continued evidence revealing misuse of accounting practices on the part of some corporations has taken a toll in the corporate bond and equity markets. In addition, the ongoing U.S. conflict with Iraq, the threat of war between India and Pakistan and the continuing threat of terrorism in the United States have tended to cause a crisis of confidence with investors. The value of the U.S. dollar has eroded since March 2002, and the price of gold has moved higher. These are all worrisome factors to the Federal Open Market Committee, but Federal Reserve Board Chairman Alan Greenspan's last address to Congress was fairly upbeat on the course of economic recovery. Absent any signs of inflationary pressures, investors are speculating at this time that the Federal Reserve Board will not act to raise interest rates until next year.

Investment Strategy

Although our duration has been in a fairly conservative range of 50 days-60 days for most of the year, it has been consistently more aggressive than our peers. Over the last few months, we have trended toward the lower end of this range, anticipating the end of the easing cycle. We have remained biased toward U.S. Treasury and agency issues because of their superior liquidity. Despite the added premium, this strategy proved valuable as volatile equity markets created numerous short-term trading opportunities necessitating the participation in highly liquid issues.

In March 2002, the yield curve out to one year was steeper by 90 basis points (.90%), giving us the opportunity to purchase fixed money market issues at attractive yields that offered interest rate protection even in a scenario of rising interest rates. We continued to look for additional yield in longer securities (ranging from six months out to one year) during the period, even though the short yield curve has become essentially flat since that time. At current levels, with no yield enhancement past one month, these longer money market trades are no longer attractive. Recently, amid this drastically different yield-curve environment, we have become increasingly involved in callable agency paper. Two-year volatility reached all-time highs at 60%, compared to a one-year low of 21% and a one-year average of 30%. We believed the premiums we received by selling these imbedded call options created valuable investment opportunities, especially given the inversion of the London Interbank

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Offered Rate curve in the front end. This scenario enabled us to generate yield that was otherwise unavailable for the higher-quality credits that we were primarily focused on in this extremely credit-sensitive environment. At these volatility levels, callable bonds have superior option-adjusted spreads in addition to their higher coupons. We expect that the additional yield should prove beneficial as we anticipate at least a neutral Federal Reserve Board monetary policy for some time.

The Fund's portfolio composition at the end of the September period and as of our last report to shareholders is detailed below:

                                                           9/30/02      3/31/02
                                                           -------      -------
Bank Notes ...........................................        0.4%          --
Certificates of Deposit--European ....................        1.1          6.5%
Certificates of Deposit--Yankee* .....................        6.4          7.4
Commercial Paper .....................................       10.6          9.8
Corporate Notes ......................................        0.4          1.9
Funding Agreements ...................................        4.4          4.0
Medium-Term Notes ....................................        2.8          2.9
Promissory Notes .....................................        0.5          0.5
U.S. Government Agency
Obligations--Discount Notes ..........................         --          1.6
U.S. Government Agency
Obligations--Non-Discount Notes ......................       72.7         63.6
Repurchase Agreements ................................        1.2          2.0
Liabilities in Excess of Other Assets ................       (0.5)        (0.2)
                                                            -----        -----
Total ................................................      100.0%       100.0%
                                                            =====        =====

*     U.S. branches of foreign banks.

In Conclusion

We thank you for your interest in CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Richard J. Mejzak

Richard J. Mejzak
Vice President and Portfolio Manager

October 31, 2002

CMA MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Donald C. Burke--Vice President and Treasurer
Richard J. Mejzak--Vice President
Phillip S. Gillespie--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002                  (IN THOUSANDS)

                                                         Face         Interest      Maturity
Issue                                                   Amount          Rate*         Date          Value
-----------------------------------------------------------------------------------------------------------
                                                 Bank Notes--0.4%
-----------------------------------------------------------------------------------------------------------
Fleet National Bank                                   $ 35,000         1.923+%      3/06/2003    $   35,003
                                                        15,000         2.01+        7/31/2003        14,992
-----------------------------------------------------------------------------------------------------------
National City Bank                                      44,000         1.84+        5/23/2003        44,028
of Indiana
-----------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost--$94,079) ............................................................        94,023
-----------------------------------------------------------------------------------------------------------
                                      Certificates of Deposit--European--1.1%
-----------------------------------------------------------------------------------------------------------
ABN-AMRO Bank NV,                                       35,000         1.81        12/31/2002        35,007
London
-----------------------------------------------------------------------------------------------------------
Lloyd TSB Bank PLC,                                     50,000         2.54         5/30/2003        50,290
London
-----------------------------------------------------------------------------------------------------------
National Australia                                     200,000         2.68         4/22/2003       201,134
Bank Limited, London
-----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$285,037) ............................................................................       286,431
-----------------------------------------------------------------------------------------------------------
                                       Certificates of Deposit--Yankee--6.4%
-----------------------------------------------------------------------------------------------------------
ABN-AMRO Bank NV, NY                                    50,000         2.605        6/11/2003        50,327
-----------------------------------------------------------------------------------------------------------
Abbey National                                         170,000         2.675        5/23/2003       171,104
Treasury Services PLC,
NY
-----------------------------------------------------------------------------------------------------------
Canadian Imperial                                      100,000         2.42        12/30/2002       100,167
Bank of Commerce, NY                                    70,000         2.66         4/22/2003        70,389
-----------------------------------------------------------------------------------------------------------
Credit Agricole                                        200,000         2.475        6/12/2003       201,138
Indosuez, NY
-----------------------------------------------------------------------------------------------------------
Credit Suisse                                           50,000         2.62         6/10/2003        50,331
First Boston, NY
-----------------------------------------------------------------------------------------------------------
Dexia Bank Belgique,                                    50,000         2.23         6/24/2003        50,209
NY
-----------------------------------------------------------------------------------------------------------
Nordea Bank,                                            97,000         2.58        11/26/2002        97,123
Finland                                                200,000         2.48         6/12/2003       201,145
-----------------------------------------------------------------------------------------------------------
Rabobank                                               100,000         2.65         5/20/2003       100,625
Nederland NV, NY                                       100,000         2.61         6/17/2003       100,674
-----------------------------------------------------------------------------------------------------------
Royal Bank of Canada,                                  100,000         2.485       12/30/2002       100,183
NY
-----------------------------------------------------------------------------------------------------------
SwedBank, NY                                            75,000         1.75+        6/20/2003        74,984
-----------------------------------------------------------------------------------------------------------
Toronto-Dominion                                       165,000         1.751+       9/26/2003       164,949
Bank, NY
-----------------------------------------------------------------------------------------------------------
UBS AG, Stamford                                       100,000         2.49        12/30/2002       100,185
-----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$1,627,043) ..........................................................................     1,633,533
-----------------------------------------------------------------------------------------------------------
                                              Commercial Paper--10.6%
-----------------------------------------------------------------------------------------------------------
Amsterdam                                               50,000         1.74        10/09/2002        49,978
Funding Corp.                                           60,000         1.77        10/21/2002        59,938
                                                        40,000         1.77        10/22/2002        39,957
-----------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                     75,000         1.77        10/24/2002        74,911
-----------------------------------------------------------------------------------------------------------
Bavaria TRR Corp.                                       77,136         1.78        10/24/2002        77,044
-----------------------------------------------------------------------------------------------------------
Blue Ridge Asset                                        50,000         1.78        10/07/2002        49,983
Funding Corp.                                           50,000         1.77        10/24/2002        49,941
-----------------------------------------------------------------------------------------------------------
Clipper Receivables                                     75,000         1.78        10/15/2002        74,944
Corp.
-----------------------------------------------------------------------------------------------------------
Corporate Receivables                                   70,000         1.77        10/29/2002        69,900
Corp.
-----------------------------------------------------------------------------------------------------------
Delaware Funding                                        50,074         1.77        10/24/2002        50,015
Corp.
-----------------------------------------------------------------------------------------------------------
Eureka Securitization                                   50,000         1.77        10/16/2002        49,961
Inc.                                                    50,000         1.78        10/18/2002        49,955
-----------------------------------------------------------------------------------------------------------
FCAR Owner Trust,                                       33,000         1.92        12/09/2002        32,889
Series 1                                                67,000         1.81        12/17/2002        66,749
-----------------------------------------------------------------------------------------------------------
Falcon Asset                                            30,000         1.75        10/01/2002        29,999
Securitization                                          37,930         1.77        10/10/2002        37,911
                                                       100,000         1.78        10/23/2002        99,886
-----------------------------------------------------------------------------------------------------------
Forrestal Funding                                       50,000         1.78        10/28/2002        49,931
Master Trust                                            50,000         1.78        11/01/2002        49,921
-----------------------------------------------------------------------------------------------------------
Intrepid Funding                                        71,146         1.75        10/03/2002        71,136
Master Trust
-----------------------------------------------------------------------------------------------------------
Kitty Hawk                                              67,626         1.77        10/10/2002        67,593
Funding Corp.
-----------------------------------------------------------------------------------------------------------
Mont Blanc                                              60,000         1.78        10/21/2002        59,938
Capital Corp.
-----------------------------------------------------------------------------------------------------------
Morgan Stanley,                                        170,000         1.893+       2/19/2003       170,000
Dean Witter & Co.
-----------------------------------------------------------------------------------------------------------
Newport Funding                                         50,000         1.78        10/04/2002        49,990
Corp.                                                   50,000         1.74        10/08/2002        49,981
-----------------------------------------------------------------------------------------------------------
PB Finance Inc.                                         50,000         1.77        10/16/2002        49,961
(Delaware)
-----------------------------------------------------------------------------------------------------------
Park Avenue                                             50,091         1.76        10/02/2002        50,086
Receivables Corp.                                      102,370         1.77        10/29/2002       102,224
-----------------------------------------------------------------------------------------------------------
Preferred Receivables                                   96,010         1.75        10/01/2002        96,005
Funding Corp.                                           50,000         1.76        10/01/2002        49,998
                                                        53,000         1.77        10/29/2002        52,924
-----------------------------------------------------------------------------------------------------------
Salomon, Smith                                         175,000         1.78+        5/08/2003       175,000
Barney Holdings, Inc.
-----------------------------------------------------------------------------------------------------------
Sheffield Receivables                                   75,000         1.75        10/04/2002        74,985
Corporation
-----------------------------------------------------------------------------------------------------------
Spintab AB                                             100,000         1.75        10/24/2002        99,883
-----------------------------------------------------------------------------------------------------------
Tulip Funding                                           45,711         1.90        10/04/2002        45,701
Corporation                                             51,342         1.78        10/15/2002        51,304
-----------------------------------------------------------------------------------------------------------
UBS Finance                                            100,000         2.00        10/01/2002        99,994
(Delaware) Inc.
-----------------------------------------------------------------------------------------------------------
Windmill Funding                                        75,000         1.77        10/17/2002        74,937
Corp.                                                   50,000         1.77        10/22/2002        49,946
                                                       100,000         1.78        11/06/2002        99,817
-----------------------------------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$2,705,193) ..........................................................................     2,705,216
-----------------------------------------------------------------------------------------------------------
                                               Corporate Notes--0.4%
-----------------------------------------------------------------------------------------------------------
WFS Financial Owner                                     20,114         2.04         3/20/2003        20,128
Trust, 2002-1-A1
-----------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   96,500         4.878        6/01/2003        98,459
-----------------------------------------------------------------------------------------------------------
Total Corporate Notes
(Cost--$118,083) ............................................................................       118,587
-----------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)      (IN THOUSANDS)

                                                         Face         Interest      Maturity
Issue                                                   Amount          Rate*         Date          Value
-----------------------------------------------------------------------------------------------------------
                                             Funding Agreements--4.4%
-----------------------------------------------------------------------------------------------------------
Allstate Life                                         $ 45,000         1.92+%      11/01/2002    $   45,000
Insurance Co.                                           45,000         1.89+        7/01/2003        45,000
-----------------------------------------------------------------------------------------------------------
GE Life and Annuity                                     50,000         1.88+       11/01/2002        50,000
Assurance Co.                                          150,000         1.88+       12/02/2002       150,000
-----------------------------------------------------------------------------------------------------------
Metropolitan Life                                       68,000         1.93+        2/03/2003        68,000
Insurance Company                                      165,000         1.89+        4/01/2003       165,000
-----------------------------------------------------------------------------------------------------------
Monumental Life                                        135,000         1.965+       2/14/2003       135,000
Insurance Company
-----------------------------------------------------------------------------------------------------------
New York Life                                          216,000         1.88+        5/30/2003       216,000
Insurance Company
-----------------------------------------------------------------------------------------------------------
Pacific Life                                            40,000         1.90+       10/01/2002        40,000
Insurance Co.                                           40,000         1.90+        6/02/2003        40,000
                                                        40,000         1.90+       10/01/2003        40,000
-----------------------------------------------------------------------------------------------------------
The Travelers                                           70,000         1.88+        3/03/2003        70,000
Insurance Company                                       25,000         1.88+        5/01/2003        25,000
                                                        25,000         1.87+        9/19/2003        25,000
-----------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,114,000) .................................................     1,114,000
-----------------------------------------------------------------------------------------------------------
                                              Medium-Term Notes--2.8%
-----------------------------------------------------------------------------------------------------------
Bank of Scotland PLC                                    55,000         1.86+       10/10/2002        55,001
-----------------------------------------------------------------------------------------------------------
Credit Suisse First                                     25,000         1.911+      12/11/2002        25,008
Boston Inc.
-----------------------------------------------------------------------------------------------------------
General Electric                                       290,605         1.854+      10/17/2003       290,605
Capital Corp.
-----------------------------------------------------------------------------------------------------------
Goldman Sachs                                          118,000         2.11+       10/14/2003       118,000
Group, Inc.
-----------------------------------------------------------------------------------------------------------
Household                                              200,000         1.893+       2/18/2003       200,000
Finance Corp.
-----------------------------------------------------------------------------------------------------------
Morgan Stanley,                                         25,000         2.02+        8/07/2003        25,063
Dean Witter & Co.
-----------------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$713,677) ....................................................       713,677
-----------------------------------------------------------------------------------------------------------
                                              Promissory Notes--0.5%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs                                          130,000         1.80+       10/10/2002       130,000
Group, Inc.
-----------------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost--$130,000) .....................................................       130,000
-----------------------------------------------------------------------------------------------------------
                                       U.S. Government Agency Obligations--
                                             Non-Discount Notes--72.7%
-----------------------------------------------------------------------------------------------------------
Fannie Mae                                             300,000         1.65+       10/09/2002       299,995
                                                       600,000         1.70+       12/05/2002       599,967
                                                       200,000         1.77+       12/06/2002       199,987
                                                       450,000         1.77+       12/06/2002       449,976
                                                       500,000         1.785+      12/18/2002       500,046
                                                       567,500         1.733+      12/23/2002       567,440
                                                       580,000         1.78+        2/03/2003       580,000
                                                       250,000         1.675+       2/20/2003       250,011
                                                       450,000         1.788+       2/26/2003       449,905
                                                        48,000         1.673+       4/15/2003        47,987
                                                       100,000         1.635+       5/05/2003       100,010
                                                       170,000         4.625        5/15/2003       173,227
                                                       300,000         1.668+       6/09/2003       299,891
                                                       916,000         1.646+       6/16/2003       916,150
                                                       385,000         1.643+       8/01/2003       384,923
                                                       480,000         1.693+       1/16/2004       479,875
                                                       188,000         1.688+       1/20/2004       187,895
                                                       650,000         1.688+       1/22/2004       649,680
                                                       425,000         1.70+        1/22/2004       424,943
                                                       124,490         3.75         5/12/2004       125,968
                                                        70,000         2.46         8/19/2004        70,336
                                                        22,000         2.70         8/19/2004        22,076
                                                        45,875         2.43         8/20/2004        46,076
                                                        66,825         2.50         8/27/2004        67,180
                                                       103,000         2.80         9/03/2004       103,427
                                                       140,860         2.50        10/01/2004       141,652
-----------------------------------------------------------------------------------------------------------
Federal Farm                                           260,000         1.68+       10/01/2003       259,885
Credit Banks                                           200,000         1.68+       11/03/2003       199,935
                                                       130,000         1.683+      11/14/2003       129,942
                                                       450,000         1.683+      12/15/2003       449,810
                                                       145,000         1.675+      12/24/2003       144,946
                                                       200,000         1.675+       1/26/2004       199,921
                                                        97,000         1.75+        2/23/2004        96,973
                                                        99,750         1.70+        3/01/2004        99,708
                                                       300,000         1.693+       3/16/2004       299,825
                                                       390,000         1.67+        6/21/2004       389,994
                                                       100,000         1.71+        8/02/2004        99,963
-----------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONCLUDED)      (IN THOUSANDS)

                                                         Face         Interest      Maturity
Issue                                                   Amount          Rate*         Date         Value
-----------------------------------------------------------------------------------------------------------
                                       U.S. Government Agency Obligations--
                                          Non-Discount Notes (continued)
-----------------------------------------------------------------------------------------------------------
Federal Home                                          $200,000         1.77+%      11/14/2002   $   200,007
Loan Banks                                             100,000         6.25        11/15/2002       100,535
                                                       580,000         6.375       11/15/2002       583,189
                                                       375,000         1.74+       12/27/2002       374,965
                                                       480,000         1.67+        2/03/2003       479,927
                                                       595,000         1.693+       2/14/2003       594,916
                                                       500,000         1.74+        2/28/2003       499,878
                                                       500,000         1.79+        3/12/2003       500,070
                                                        95,000         1.68+        3/21/2003        94,974
                                                       566,000         1.65+        4/30/2003       565,990
                                                       380,000         1.65+        6/17/2003       380,087
                                                        40,000         1.695+       7/15/2003        40,002
                                                        70,500         4.125        8/15/2003        72,078
                                                       750,000         1.666+       9/15/2003       750,126
                                                       260,500         1.633+      12/29/2003       260,483
                                                       146,500         1.695+       1/02/2004       146,468
-----------------------------------------------------------------------------------------------------------
Freddie Mac                                            949,500         1.641+       8/05/2003       949,525
                                                        50,000         3.75         4/15/2004        51,396
                                                       120,000         2.50         8/20/2004       120,486
-----------------------------------------------------------------------------------------------------------
Student Loan                                           460,000         2.119+      11/14/2002       460,000
Marketing Association                                  400,000         2.089+      12/04/2002       399,993
                                                       210,000         2.089+       6/25/2003       210,000
                                                       230,000         1.859+       2/12/2004       229,938
-----------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations--
Non-Discount Notes (Cost--$18,560,924) ......................................................    18,574,558
-----------------------------------------------------------------------------------------------------------

Face
Amount                                Issue
-----------------------------------------------------------------------------------------------------------
                                           Repurchase Agreements**--1.2%
-----------------------------------------------------------------------------------------------------------
$308,131                  UBS Warburg Corp. LLC,
                          purchased on 9/30/2002 to yield
                          1.95% to 10/01/2002 ...............................................       308,131
-----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$308,131) ............................................................................       308,131
-----------------------------------------------------------------------------------------------------------
Total Investments (Cost--$25,656,167)--100.5% ...............................................    25,678,156

Liabilities in Excess of Other Assets--(0.5%) ...............................................      (124,928)
                                                                                                -----------
Net Assets--100.0% ..........................................................................   $25,553,228
                                                                                                ===========
-----------------------------------------------------------------------------------------------------------

 * Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at September 30, 2002.
** Repurchase Agreements are fully collateralized by U.S. Government Agency Obligations.
 +    Variable rate notes.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2002

Assets:
Investments, at value (identified cost--$25,656,167,361+) ....................                     $25,678,156,348
Cash .........................................................................                                  53
Receivables:
      Interest ...............................................................    $ 72,283,309
      Loaned securities ......................................................          27,610          72,310,919
                                                                                  ------------
Prepaid registration fees and other assets ...................................                           1,141,458
                                                                                                   ---------------
Total assets .................................................................                      25,751,608,778
                                                                                                   ---------------
Liabilities:
Payables:
      Securities purchased ...................................................     180,840,473
      Investment adviser .....................................................       8,378,458
      Distributor ............................................................       7,494,649         196,713,580
                                                                                  ------------
Accrued expenses and other liabilities .......................................                           1,667,593
                                                                                                   ---------------
Total liabilities ............................................................                         198,381,173
                                                                                                   ---------------
Net Assets ...................................................................                     $25,553,227,605
                                                                                                   ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized ............................................................                     $ 2,553,123,862
Paid-in capital in excess of par .............................................                      22,978,114,756
Unrealized appreciation on investments--net ..................................                          21,988,987
                                                                                                   ---------------
Net Assets--Equivalent to $1.00 per share based on 25,531,238,618 shares of
beneficial interest outstanding ..............................................                     $25,553,227,605
                                                                                                   ===============

+ Cost for Federal income tax purposes. As of September 30, 2002, net unrealized appreciation for Federal income tax purposes amounted to $21,988,987, of which $22,046,397 related to appreciated securities and $57,410 related to depreciated securities.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

Investment Income:
Interest and amortization of premium and discount earned ..                     $275,445,872
Securities lending--net ...................................                          439,958
                                                                                ------------
Total income ..............................................                      275,885,830
                                                                                ------------
Expenses:
Investment advisory fees ..................................     $51,227,032
Distribution fees .........................................      16,822,071
Transfer agent fees .......................................       3,967,150
Accounting services .......................................       1,538,164
Registration fees .........................................         810,616
Custodian fees ............................................         338,649
Printing and shareholder reports ..........................         194,936
Professional fees .........................................          88,188
Trustees' fees and expenses ...............................          64,471
Pricing fees ..............................................          44,651
Other .....................................................         110,412
                                                                -----------
Total expenses ............................................                       75,206,340
                                                                                ------------
Investment income--net ....................................                      200,679,490
                                                                                ------------
Realized Gain on Investments--Net .........................                        3,325,018

Change in Unrealized Appreciation on Investments--Net .....                        7,231,656
                                                                                ------------
Total Realized and Unrealized Gain on Investments--Net ....                       10,556,674
                                                                                ------------
Net Increase in Net Assets Resulting from Operations ......                     $211,236,164
                                                                                ============

See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   For the Six               For the
                                                                                  Months Ended             Year Ended
                                                                                  September 30,             March 31,
Increase (Decrease) in Net Assets:                                                     2002                    2002
-------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ....................................................    $     200,679,490        $     908,164,006
Realized gain on investments--net .........................................            3,325,018               15,215,662
Change in unrealized appreciation on investments--net .....................            7,231,656              (37,651,580)
                                                                               -----------------        -----------------
Net increase in net assets resulting from operations ......................          211,236,164              885,728,088
                                                                               -----------------        -----------------
Dividends & Distributions to Shareholders:
Investment income--net ....................................................         (200,679,490)            (908,164,006)
Realized gain on investments--net .........................................           (3,325,018)             (15,215,662)
                                                                               -----------------        -----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders ...........................................................         (204,004,508)            (923,379,668)
                                                                               -----------------        -----------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ..........................................       64,946,572,597          138,079,918,540
Value of shares issued to shareholders in reinvestment of
dividends and distributions ...............................................          204,022,976              920,636,733
                                                                               -----------------        -----------------
                                                                                  65,150,595,573          139,000,555,273
Cost of shares redeemed ...................................................      (67,406,749,364)        (142,666,209,567)
                                                                               -----------------        -----------------
Net decrease in net assets derived from beneficial interest transactions ..       (2,256,153,791)          (3,665,654,294)
                                                                               -----------------        -----------------
Net Assets:
Total decrease in net assets ..............................................       (2,248,922,135)          (3,703,305,874)
Beginning of period .......................................................       27,802,149,740           31,505,455,614
                                                                               -----------------        -----------------
End of period .............................................................    $  25,553,227,605        $  27,802,149,740
                                                                               =================        =================

See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided            For the Six
in the financial statements.                     Months Ended                    For the Year Ended March 31,
                                                 September 30,    -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:              2002             2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period .......     $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                 -----------      -----------     -----------     -----------     -----------
Investment income--net .....................           .0075            .0307           .0586           .0491           .0483
Realized and unrealized gain (loss) on
investments--net ...........................           .0004           (.0008)          .0019          (.0004)          .0002
                                                 -----------      -----------     -----------     -----------     -----------
Total from investment operations ...........           .0079            .0299           .0605           .0487           .0485
                                                 -----------      -----------     -----------     -----------     -----------
Less dividends and distributions:
  Investment income--net ...................          (.0075)          (.0307)         (.0586)         (.0491)         (.0483)
  Realized gain on investments--net ........          (.0001)          (.0005)         (.0001)             --+         (.0002)
                                                 -----------      -----------     -----------     -----------     -----------
Total dividends and distributions ..........          (.0076)          (.0312)         (.0587)         (.0491)         (.0485)
                                                 -----------      -----------     -----------     -----------     -----------
Net asset value, end of period .............     $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                 ===========      ===========     ===========     ===========     ===========
Total Investment Return ....................           1.50%*           3.11%           6.02%           5.02%           4.98%
                                                 ===========      ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses, excluding interest expense .......            .56%*            .55%            .56%            .55%            .56%
                                                 ===========      ===========     ===========     ===========     ===========
Expenses ...................................            .56%*            .55%            .56%            .56%            .57%
                                                 ===========      ===========     ===========     ===========     ===========
Investment income and realized gain on
investments--net ...........................           1.51%*           3.14%           5.87%           4.92%           4.84%
                                                 ===========      ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of period (in thousands) ...     $25,553,228      $27,802,150     $31,505,456     $67,788,051     $60,341,146
                                                 ===========      ===========     ===========     ===========     ===========

*     Annualized.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(g) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason,

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; .425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. For the six months ended September 30, 2002, QA Advisors received $190,649 in securities lending agent fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2002, the Fund reimbursed FAM $257,422 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested, and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents of liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the six months ended September 30, 2002.

[LOGO] Merrill Lynch  Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ
08543-9011

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